Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Loss before income taxes	$ 40,024	$ 588,716	$ 44,145
Income tax recovery at statutory rates	(10,941)	(153,066)	(11,478)
Difference of foreign tax rates	(231)	(11,774)	(766)
Non-deductible expenses and non-taxable portion of capital gains	358	158,059	44
Changes in unrecognized deferred tax assets and other	10,814	8,436	4,706
Income tax expense (recovery)	0	1,655	(7,494)
Current income taxes	0	0	0
Deferred income taxes	0	1,655	(7,494)
Deferred income tax expense (recovery)	$ 0	$ 1,655	$ (7,494)